Other Disclosures - Acquisitions Merus NV - Schedule of Allocation to Net Identifiable Assets (Details) - Merus N.V. $ in Millions	Dec. 12, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 745
Other current assets	52
Other non-current assets	29
Non-current contract liabilities	(30)
Current contract liabilities	(21)
Other liabilities	(136)
Total identifiable net assets	8,017
IPR&D intangible asset
Disclosure of detailed information about business combination [line items]
Intangible asset	6,927
Technology platform intangible asset
Disclosure of detailed information about business combination [line items]
Intangible asset	369
Licenses and patents
Disclosure of detailed information about business combination [line items]
Intangible asset	$ 82